SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details 3) - Restricted Share Units [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2025 $ / shares shares	Jun. 30, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 $ / shares shares
Statement [Line Items]
RSUs outstanding beginning	3,540,868	3,540,868	2,994,709	2,994,709
Granted	1,547,715	1,547,715	1,881,000	1,881,000
Exercised	(1,308,296)	(1,308,296)	(1,197,709)	(1,197,709)
Cancelled and Forfeited	(443,572)	(443,572)	(137,132)	(137,132)
RSUs outstanding ending	3,336,715	3,336,715	3,540,868	3,540,868
RSUs outstanding weighted average price beginning | (per share)	$ 1.08			$ 1.03
RSUs outstanding weighted average price granted | (per share)		$ 2.50	$ 1.02
RSUs outstanding weighted average price exercised | $ / shares	1.10		1.15
RSUs outstanding weighted average price cancelled forfeited | (per share)		$ 1.11	1.08
RSUs outstanding weighted average price ending | $ / shares	$ 1.72		$ 1.08